Property, Plant and Equipment - Property, Plant and Equipment (Detail) (AUD)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	33,816,691	33,693,036
Accumulated depreciation	(17,906,571)	(15,426,916)
Property, plant & equipment, net	15,910,120	18,266,120
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	19,516,798	19,369,533
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	8,790,395	8,789,005
Accumulated depreciation	(6,633,104)	(6,001,351)	(5,376,432)
Capital Work in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,509,498	5,534,498